SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Jan. 01, 2019
Summary of Significant Accounting Policies [Line Items]
Goodwill impairment	$ 16,200	$ 16,211	$ 0	$ 0
Goodwill		$ 0	$ 16,211
Long-term, fee-based contracts with original terms		up to 25 years
Right-of-use asset		$ 3,580			$ 4,306
Accounting Standard Update 2016-02
Summary of Significant Accounting Policies [Line Items]
Right-of-use asset						$ 5,400
Operating Lease, Liability						$ 5,400
General Partner | Summit Midstream Partners, LP
Summary of Significant Accounting Policies [Line Items]
General partner interest		2.00%
Favorable gas gathering contracts | Minimum
Summary of Significant Accounting Policies [Line Items]
Useful lives (In years)		10 years
Favorable gas gathering contracts | Maximum
Summary of Significant Accounting Policies [Line Items]
Useful lives (In years)		20 years
Other Gas Gathering Contract | Minimum
Summary of Significant Accounting Policies [Line Items]
Useful lives (In years)		3 years
Other Gas Gathering Contract | Maximum
Summary of Significant Accounting Policies [Line Items]
Useful lives (In years)		25 years
Rights-of-way | Minimum
Summary of Significant Accounting Policies [Line Items]
Useful lives (In years)		20 years
Rights-of-way | Maximum
Summary of Significant Accounting Policies [Line Items]
Useful lives (In years)		30 years